FAIR VALUE MEASUREMENTS - FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Warrant Liability
Derivative Liability
Total
Level 2
Warrant Liability
Derivative Liability
Total
Level 3
Warrant Liability		232,988	283,931
Derivative Liability	250,011	26,893	140,706
Total	250,011	259,881	424,637
Total
Warrant Liability		232,988	283,931
Derivative Liability	250,011	26,893	140,706
Total	$ 250,011	$ 259,881	$ 424,637